UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31,2006

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Common Stocks (96.3%)

Consumer Discretionary (11.6%)
* DIRECTV Group, Inc.	29,476,749	735,150
Sony Corp. ADR	12,100,000	518,243
TJX Cos., Inc.	12,394,800	353,500
1 Whirlpool Corp.	4,000,000	332,080
Target Corp.	5,019,000	286,334
Eastman Kodak Co.	9,000,000	232,200
* Univision Communications Inc.	6,000,000	212,520
* Kohl's Corp.	3,014,600	206,289
The Walt Disney Co.	5,650,000	193,626
* Comcast Corp. Class A	3,068,000	129,868
Mattel, Inc.	3,707,900	84,021
Best Buy Co., Inc.	1,575,000	77,474
Lowe's Cos., Inc.	2,450,000	76,318
* Bed Bath & Beyond, Inc.	1,850,975	70,522
* Viacom Inc. Class B	733,400	30,091
ArvinMeritor, Inc.	1,620,600	29,544
Abercrombie & Fitch Co.	375,000	26,111
Yum! Brands, Inc.	400,000	23,520
Tiffany & Co.	500,200	19,628
Weight Watchers International, Inc.	100,000	5,253
Time Warner, Inc.	240,000	5,227
Brunswick Corp.	112,000	3,573

		3,651,092

Consumer Staples (1.4%)
Costco Wholesale Corp.	7,000,000	370,090
Avon Products, Inc.	2,460,000	81,278

		451,368

Energy (7.8%)
ConocoPhillips Co.	11,300,000	813,035
Schlumberger Ltd.	5,573,500	352,022
Hess Corp.	6,000,000	297,420
Noble Energy, Inc.	5,960,000	292,457
EnCana Corp.	4,050,200	186,107
1 Pogo Producing Co.	3,260,000	157,914
EOG Resources, Inc.	2,000,000	124,900
GlobalSantaFe Corp.	1,676,600	98,551
* Transocean Inc.	1,100,000	88,979
Noble Corp.	300,000	22,845
Murphy Oil Corp.	350,000	17,798
Chevron Corp.	200,000	14,706

		2,466,734

Financials (5.8%)
The Bank of New York Co., Inc.	10,000,000	393,700
Marsh & McLennan Cos., Inc.	9,952,300	305,138
American International Group, Inc.	3,666,900	262,770
* Berkshire Hathaway Inc. Class B	65,600	240,490
The Chubb Corp.	3,750,000	198,413
Fannie Mae	1,800,000	106,902
Transatlantic Holdings, Inc.	1,011,241	62,798
AFLAC Inc.	1,200,000	55,200
JPMorgan Chase & Co.	980,000	47,334
Wells Fargo & Co.	1,150,000	40,894
Capital One Financial Corp.	415,000	31,880
Freddie Mac	295,000	20,031
Fifth Third Bancorp	450,000	18,419
State Street Corp.	180,000	12,139
SLM Corp.	185,000	9,022
Washington Mutual, Inc.	100,000	4,549

		1,809,679

Health Care (21.2%)
Eli Lilly & Co.	18,954,600	987,535
Novartis AG ADR	16,734,060	961,204
* 1 Biogen Idec Inc.	17,530,320	862,316
Medtronic, Inc.	16,073,452	860,090
Roche Holdings AG	2,950,000	526,844
* Amgen, Inc.	7,329,300	500,664
* Boston Scientific Corp.	27,727,610	476,360
Applera Corp.-Applied Biosystems Group	8,945,300	328,203
GlaxoSmithKline PLC ADR	5,403,800	285,104
Pfizer Inc.	10,700,840	277,152
* Genzyme Corp.	4,400,000	270,952
* 1 Millipore Corp.	2,820,000	187,812
* Sepracor Inc.	2,300,000	141,634
* Applera Corp.-Celera Genomics Group	1,073,600	15,020

		6,680,890

Industrials (10.6%)
FedEx Corp.	13,575,800	1,474,603
Southwest Airlines Co.	23,967,600	367,184
Caterpillar, Inc.	5,256,900	322,406
* AMR Corp.	9,528,200	288,037
Union Pacific Corp.	2,600,000	239,252
Fluor Corp.	1,486,025	121,334
Deere & Co.	1,236,900	117,592
* 1 Alaska Air Group, Inc.	2,540,000	100,330
Granite Construction Co.	1,800,000	90,576
Pall Corp.	2,000,000	69,100
Donaldson Co., Inc.	1,600,000	55,536
Canadian Pacific Railway Ltd.	827,400	43,654
United Parcel Service, Inc.	315,270	23,639
3M Co.	300,000	23,379
Norfolk Southern Corp.	28,000	1,408

		3,338,030

Information Technology (29.6%)
* 1 Adobe Systems, Inc.	33,800,000	1,389,856
Texas Instruments, Inc.	29,385,000	846,288
Microsoft Corp.	27,183,347	811,695
* Oracle Corp.	41,150,600	705,321
* Micron Technology, Inc.	36,512,373	509,713
Hewlett-Packard Co.	11,780,000	485,218
* Intuit, Inc.	14,200,000	433,242
QUALCOMM Inc.	10,733,000	405,600
* Corning, Inc.	19,297,000	361,047
Intel Corp.	17,100,000	346,275
* Google Inc.	686,300	316,027
Motorola, Inc.	14,050,000	288,868
* 1 Citrix Systems, Inc.	9,600,000	259,680
* EMC Corp.	17,279,200	228,085
* Symantec Corp.	10,805,200	225,288
* Nortel Networks Corp.	8,300,940	221,884
* eBay Inc.	6,625,000	199,214
1 Tektronix, Inc.	6,629,600	193,385
LM Ericsson Telephone Co. ADR Class B	4,637,857	186,581
Accenture Ltd.	4,136,200	152,750
Applied Materials, Inc.	7,330,000	135,239
1 Plantronics, Inc.	4,701,500	99,672
* NVIDIA Corp.	2,150,000	79,572
Symbol Technologies, Inc.	5,200,000	77,688
* Yahoo! Inc.	2,249,500	57,452
Paychex, Inc.	1,400,000	55,356
* ASML Holding (New York)	2,001,000	49,285
* Rambus Inc.	2,500,000	47,325
* Coherent, Inc.	1,420,000	44,829
* Dell Inc.	1,380,000	34,624
* Entegris Inc.	2,583,472	27,953
KLA-Tencor Corp.	525,000	26,119
* Agilent Technologies, Inc.	237,681	8,283
* Comverse Technology, Inc.	300,000	6,333
* Verigy Ltd.	29,100	517

		9,316,264

Materials (7.6%)
1 Potash Corp. of Saskatchewan, Inc.	6,851,400	983,039
Weyerhaeuser Co.	5,330,000	376,565
Monsanto Co.	6,594,360	346,402
Praxair, Inc.	3,850,100	228,426
Alcoa Inc.	4,854,000	145,668
Phelps Dodge Corp.	900,000	107,748
Dow Chemical Co.	2,500,000	99,850
1 MacDermid, Inc.	1,701,000	58,004
* Domtar Inc.	4,371,400	36,895
Temple-Inland Inc.	70,000	3,222

		2,385,819

Telecommunication Services (0.7%)
Sprint Nextel Corp.	10,618,800	200,589
Embarq Corp.	467,440	24,569

		225,158

Total Common Stocks
(Cost $19,163,036)		30,325,034

Temporary Cash Investment (4.0%)

2 Vanguard Market Liquidity Fund, 5.294%
(Cost $1,261,442)	1,261,442,152	1,261,442

Total Investments (100.3%)
(Cost $20,424,478)		31,586,476

Other Assets and Liabilities—Net (-0.3%)		(81,746)

Net Assets (100%)		31,504,730

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2006, the cost of investment securities for tax purposes was $20,424,478,000. Net unrealized appreciation of investment securities for tax purposes was $11,161,998,000, consisting of unrealized gains of $11,820,719,000 on securities that had risen in value since their purchase and $658,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Sept. 30, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Dec. 31, 2006 Market Value ($000)

Adobe Systems, Inc.	1,265,810	-	-	-	1,389,856
Alaska Air Group, Inc.	96,621	-	-	-	100,330
Biogen Idec Inc.	810,094	-	31,264	-	862,316
Citrix Systems Inc.	347,616	-	-	-	259,680
Granite Construction Co.	168,052	-	81,273	180	n/a*
MacDermid, Inc.	55,487	-	-	102	58,004
Millipore Corp.	172,866	-	-	-	187,812
Plantronics, Inc.	82,417	-	-	235	99,672
Pogo Producing Co.	133,497	-	-	245	157,914
Potash Corp. of Saskatchewan, Inc.	713,847	-	-	874	983,039
Tektronix, Inc.	191,794	-	-	398	193,385
Whirlpool Corp.	n/a**	33,730	-	1,634	332,080

	4,038,101			3,668	4,624,088

* At December 31,2006, the security is still held but the issuer is no longer an affiliated company of the fund.
** At September 30, 2006, the issuer was not an affiliated company of the fund.

Vanguard Target Retirement Income Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.8%)

U.S. Stock Funds (23.9%)
Vanguard Total Stock Market Index Fund Investor Shares	6,027,133	205,465
Vanguard Total Stock Market ETF	61,679	8,639

International Stock Funds (6.1%)
Vanguard European Stock Index Fund Investor Shares	881,994	31,787
Vanguard Pacific Stock Index Fund Investor Shares	1,186,802	14,752
Vanguard Emerging Market Stock Index Fund Investor Shares	342,332	8,308

Bond Funds (64.9%)
Vanguard Total Bond Market Index Fund Investor Shares	40,456,500	404,161
Vanguard Inflation-Protected Securities Fund Investor Shares	15,090,994	177,772

Money Market Fund (4.9%)
Vanguard Prime Money Market Fund Investor Shares	44,221,145	44,221

Total Investment Companies
(Cost $867,699)		895,105

Other Assets And Liabilities—Net (0.2%)		1,976

Net Assets (100%)		897,081

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $867,699,000. Net unrealized appreciation of investment securities for tax purposes was $27,406,000, consisting of unrealized gains of $42,783,000 on securities that had risen in value since their purchase and $15,377,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Funds (35.3%)
Vanguard Total Stock Market Index Fund Investor Shares	10,567,845	360,258
Vanguard Total Stock Market ETF	100,000	14,006

International Stock Funds (9.0%)
Vanguard European Stock Index Fund Investor Shares	1,521,010	54,817
Vanguard Pacific Stock Index Fund Investor Shares	2,123,455	26,394
Vanguard Emerging Markets Stock Index Fund Investor Shares	583,769	14,168

Bond Funds (54.5%)
Vanguard Total Bond Market Index Fund Investor Shares	44,282,465	442,382
Vanguard Inflation-Protected Securities Fund Investor Shares	11,606,432	136,724

Money Market Fund (1.3%)
Vanguard Prime Money Market Fund Investor Shares	14,215,085	14,215

Total Investment Companies
(Cost $1,005,056)		1,062,964

Other Assets And Liabilities—Net (-0.1%)		(955)

Net Assets (100%)		1,062,009

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $1,005,056,000. Net unrealized appreciation of investment securities for tax purposes was $57,908,000, consisting of unrealized gains of $68,842,000 on securities that had risen in value since their purchase and $10,934,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.8%)

U.S. Stock Funds (43.7%)
Vanguard Total Stock Market Index Fund Investor Shares	3,585,370	122,225
Vanguard Total Stock Market ETF	7,200	1,008

International Stock Funds (10.9%)
Vanguard European Stock Index Fund Investor Shares	499,146	17,989
Vanguard Pacific Stock Index Fund Investor Shares	650,463	8,085
Vanguard Emerging Markets Stock Index FundInvestor Shares	198,091	4,809

Bond Funds (45.2%)
Vanguard Total Bond Market Index Fund Investor Shares	11,582,041	115,705
Vanguard Inflation-Protected Securities Fund Investor Shares	955,389	11,254

Total Investment Companies
(Cost $275,263)		281,075

Other Assets And Liabilities—Net (0.2%)		512

Net Assets (100%)		281,587

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $275,263,000. Net unrealized appreciation of investment securities for tax purposes was $5,812,000, consisting of unrealized gains of $5,894,000, on securities that had risen in value since their purchase and $82,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.6%)

U.S. Stock Funds (50.8%)
Vanguard Total Stock Market Index Fund Investor Shares	62,562,846	2,132,767
Vanguard Total Stock Market ETF	552,800	77,425

International Stock Funds (12.8%)
Vanguard European Stock Index Fund Investor Shares	8,983,805	323,776
Vanguard Pacific Stock Index Fund Investor Shares	12,078,402	150,135
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,530,473	85,685

Bond Fund (36.0%)
Vanguard Total Bond Market Index Fund Investor Shares	157,149,634	1,569,925

Total Investment Companies
(Cost $3,975,929)		4,339,713

Other Assets And Liabilities—Net (0.4%)		15,286

Net Assets (100%)		4,354,999

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $3,975,929,000. Net unrealized appreciation of investment securities for tax purposes was $363,784,000, consisting of unrealized gains of $377,574,000 on securities that had risen in value since their purchase and $13,790,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.6%)

U.S. Stock Funds (57.0%)
Vanguard Total Stock Market Index Fund Investor Shares	6,692,731	228,155
Vanguard Total Stock Market ETF	27,700	3,879

International Stock Funds (14.3%)
Vanguard European Stock Index Fund Investor Shares	940,231	33,886
Vanguard Pacific Stock Index Fund Investor Shares	1,226,526	15,246
Vanguard Emerging Markets Stock Index Fund Investor Shares	371,417	9,014

U.S. Bond Fund (28.3%)
Vanguard Total Bond Market Index Fund Investor Shares	11,545,836	115,343

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.294%	16,671	17

Total Investment Companies
(Cost $394,720)		405,540

Other Assets And Liabilities—Net (0.4%)		1,619

Net Assets (100%)		407,159

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $394,720,000. Net unrealized appreciation of investment securities for tax purposes was $10,820,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2025 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.8%)

U.S. Stock Funds (63.2%)
Vanguard Total Stock Market Index Fund Investor Shares	82,213,831	2,802,669
Vanguard Total Stock Market ETF	750,700	105,143

International Stock Funds (16.0%)
Vanguard European Stock Index Fund Investor Shares	11,773,090	424,302
Vanguard Pacific Stock Index Fund Investor Shares	16,091,634	200,019
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,694,147	113,927

Bond Fund (20.6%)
Vanguard Total Bond Market Index Fund Investor Shares	94,914,192	948,193

Total Investment Companies
(Cost $4,104,694)		4,594,253

Other Assets And Liabilities—Net (0.2%)		10,699

Net Assets (100%)		4,604,952

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $4,104,694,000. Net unrealized appreciation of investment securities for tax purposes was $489,559,000, consisting of unrealized gains of $493,728,000 on securities that had risen in value since their purchase and $4,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (69.3%)
Vanguard Total Stock Market Index Fund Investor Shares	4,813,072	164,077
Vanguard Total Stock Market ETF	8,600	1,204

International Stock Funds (17.4%)
Vanguard European Stock Index Fund Investor Shares	669,508	24,129
Vanguard Pacific Stock Index Fund Investor Shares	873,260	10,855
Vanguard Emerging Markets Stock Index Fund Investor Shares	265,220	6,437

Bond Fund (13.0%)
Vanguard Total Bond Market Index Fund Investor Shares	3,114,475	31,114

Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 5.294%	673,544	674

Total Investment Companies
(Cost $230,116)		238,490

Other Assets And Liabilities—Net (0.0%)		52

Net Assets (100%)		238,542

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $230,116,000. Net unrealized appreciation of investment securities for tax purposes was $8,374,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2035 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.6%)

U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	61,684,974	2,102,841
Vanguard Total Stock Market ETF	587,700	82,313

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	8,830,598	318,255
Vanguard Pacific Stock Index Fund Investor Shares	11,779,533	146,420
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,539,452	85,902

Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	30,368,524	303,381

Total Investment Companies
(Cost $2,679,364)		3,039,112

Other Assets And Liabilities—Net (0.4%)		10,904

Net Assets (100%)		3,050,016

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $2,679,364,000. Net unrealized appreciation of investment securities for tax purposes was $359,748,000, consisting of unrealized gains of $360,644,000 on securities that had risen in value since their purchase and $896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.6%)

U.S. Stock Funds (71.3%)
Vanguard Total Stock Market Index Fund Investor Shares	2,188,626	74,610
Vanguard Total Stock Market ETF	7,000	981

International Stock Funds (17.8%)
Vanguard European Stock Index Fund Investor Shares	306,219	11,036
Vanguard Pacific Stock Index Fund Investor Shares	399,635	4,968
Vanguard Emerging Markets Stock Index Fund Investor Shares	121,187	2,941

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	1,059,179	10,581

Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 5.294%	496,228	496

Total Investment Companies
(Cost $101,956)		105,613

Other Assets And Liabilities—Net (0.4%)		427

Net Assets (100%)		106,040

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $101,956,000. Net unrealized appreciation of investment securities for tax purposes was $3,657,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2045 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.6%)

U.S. Stock Funds (71.4%)
Vanguard Total Stock Market Index Fund Investor Shares	29,185,886	994,947
Vanguard Total Stock Market ETF	266,500	37,326

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	4,225,327	152,281
Vanguard Pacific Stock Index Fund Investor Shares	5,563,001	69,148
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,661,273	40,319

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	14,466,067	144,516

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.294%	1,709,769	1,710

Total Investment Companies
(Cost $1,273,169)		1,440,247

Other Assets And Liabilities—Net (0.4%)		5,534

Net Assets (100%)		1,445,781

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $1,273,169,000. Net unrealized appreciation of investment securities for tax purposes was $167,078,000, consisting of unrealized gains of $168,328,000 on securities that had risen in value since their purchase and $1,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Investment Companies (100%)

U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	731,884	24,950
Vanguard Total Stock Market ETF	2,900	406

International Stock Funds (17.9%)
Vanguard European Stock Index Fund Investor Shares	102,723	3,702
Vanguard Pacific Stock Index Fund Investor Shares	134,062	1,666
Vanguard Emerging Markets Stock Index Fund Investor Shares	40,660	987

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	355,516	3,552

Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 5.294%	173,321	173

Total Investment Companies
(Cost $33,934)		35,436

Other Assets And Liabilities—Net (0.0%)		(16)

Net Assets (100%)		35,420

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2006, the cost of investment securities for tax purposes was $33,934,000. Net unrealized appreciation of investment securities for tax purposes was $1,502,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.